SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 6: -     SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2023	2022
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$294	$327
Share-based compensation - Attributable to non-controlling interests	925	503

	$1,219	$830

Evogene Ltd. maintains two share option and equity incentive plans: the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2023 and 2022, the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants an aggregate of 471,000 and 302,000 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $153 and $181, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes under to options under the applicable plans to employees, consultants and directors of Evogene Ltd. as of June 30, 2023 and June 30, 2022 and during the periods then ended:

	2023		2022
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,036,024	4.17	4,233,950	5.54
Granted	471,000	0.71	302,000	1.17
Exercised	-	-	(5,624)	1.09
Forfeited	(362,111)	4.24	(344,241)	5.04

Outstanding on June 30,	4,144,913	3.57	4,186,085	4.66

Exercisable at June 30,	2,757,698	4.68	2,749,667	6.05

d.	Evogene Ltd. RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During the six months ended June 30, 2023 and 2022, the board of directors of the Company approved to grant its employees, consultants and directors an aggregate of 332,600 and 25,200 RSUs, respectively. The fair value of the RSUs granted during the six months ended June 30, 2023 and 2022, was approximately $249 and $25, respectively, determined at their grant date according to the Company's share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period.

The following table summarizes the number of RSUs, the weighted average grant date and the changes to RSUs under the 2021 Plan to employees, consultants and directors of the Company as of June 30, 2023 and June 30, 2022 and during the periods then ended:

	2023		2022
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	196,580	2.55	247,775	2.28
Granted	332,600	0.75	25,200	1.26
Vested	(31,528)	2.61	(26,226)	2.41
Forfeited	(12,000)	3.04	(32,751)	1.91

Outstanding on June 30,	485,652	1.3	213,998	2.20

e.
The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2023 and 2022, the Company's subsidiaries approved to grant their employees, directors and consultants 546,839 and 297,523 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $1,601 and $908, respectively. The fair value was estimated using the binomial model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes to options under the subsidiary option plans to employees, consultants and directors of the Company's subsidiaries as of June 30, 2023 and June 30, 2022 and during the periods then ended:

	2023		2022
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	2,273,489	1.72	1,901,992	1.39
Granted	546,839	1.87	297,523	0.56
Exercised	-	-	(8,270)	0.20
Forfeited	(473,932)	3.15	(141,145)	7.95

Outstanding on June 30,	2,346,396	1.46	2,050,100	1.24

Exercisable at June 30,	1,390,561	0.94	1,209,005	1.02

f.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2022	2021
	Unaudited

Research and development, net	$469	$502
Sales and marketing	297	206
General and administrative	453	122

	$1,219	$830